Related parties disclosure (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
WISeKey SA
Country of incorporation	Switzerland
Year of incorporation	1999
Share capital	$ 933,436
% ownership	95.75%	95.58%
Nature of business	Main operating company. Sales and R&D services
WISeKey Semiconductors SAS
Country of incorporation	France
Year of incorporation	2010
Share capital	$ 1,298,162
% ownership	100.00%	100.00%
Nature of business	Chip manufacturing, sales & distribution
WiseTrust SA
Country of incorporation	Switzerland
Year of incorporation	1999
Share capital	$ 680,000
% ownership	100.00%	100.00%
Nature of business	Non-operating investment company
WISeKey ELA SL
Country of incorporation	Spain
Year of incorporation	2006
Share capital	$ 4,000,000
% ownership	100.00%	100.00%
Nature of business	Sales & support
WISeKey SAARC Ltd
Country of incorporation	U.K.
Year of incorporation	2016
Share capital	$ 100,000
% ownership	51.00%	51.00%
Nature of business	Non trading
WISeKey USA Inc
Country of incorporation	U.S.A
Year of incorporation	2006
Share capital	$ 6,500
% ownership	100.00%	100.00%
Nature of business	Sales & support
WISeKey India Private Ltd
Country of incorporation	India
Year of incorporation	2016
Share capital	$ 1,000,000
% ownership	45.90%	45.90%
Nature of business	Sales & support
WISeKey KK
Country of incorporation	Japan
Year of incorporation	2017
Share capital	$ 1,000,000
% ownership	100.00%	100.00%
Nature of business	Sales & distribution
WISeKey Taiwan
Country of incorporation	Taiwan
Year of incorporation	2017
Share capital	$ 100,000
% ownership	100.00%	100.00%
Nature of business	Sales & distribution
WISeCoin AG
Country of incorporation	Switzerland
Share capital	$ 100,000
% ownership	90.00%	90.00%
Nature of business	Sales & distribution
WISeKey Equities AG
Country of incorporation	Switzerland
Year of incorporation	2018
Share capital	$ 100,000
% ownership	100.00%	100.00%
Nature of business	Financing, Sales & distribution
WISeCoin France R&D Lab SAS
Country of incorporation	France
Year of incorporation	2019
Share capital	$ 100,000
% ownership	90.00%	90.00%
Nature of business	Research & development
WISeKey Semiconductors GmbH
Country of incorporation	Germany
Year of incorporation	2019
Share capital	$ 25,000
% ownership	100.00%	100.00%
Nature of business	Sales & distribution
WISeKey Arabia - Information Technology Ltd
Country of incorporation	Saudi Arabia
Year of incorporation	2019
Share capital	$ 200,000
% ownership	51.00%	51.00%
Nature of business	Sales & distribution
WiseAI AG
Country of incorporation	Switzerland
Year of incorporation	2020
Share capital	$ 100,000
% ownership	51.00%
Nature of business	Sales & distribution